Leases - Components of Equipment Leasing Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales-type and direct financing leases
Interest income on lease receivable	$ 54	$ 69	$ 78
Interest income related to accretion of unguaranteed residual asset	7	9	13
Interest income on deferred fees and costs	21	20	4
Total sales-type and direct financing lease income	82	98	95
Operating leases
Operating lease income related to lease payments	43	68	84
Other operating leasing gains and (losses)	0	8	8
Total operating lease income and other leasing gains	43	76	92
Total lease income	$ 125	$ 174	$ 187